Schedule of Investments (unaudited)	iShares® iBonds® Dec 2024 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.4%
Omnicom Group Inc./Omnicom Capital Inc., 3.65%,
11/01/24 (Call 08/01/24)	$5,569	$5,490,878
WPP Finance 2010, 3.75%, 09/19/24	4,669	4,605,789
		10,096,667
Aerospace & Defense — 1.4%
Boeing Co. (The)
1.43%, 02/04/24 (Call 01/09/24)	16,847	16,847,000
1.95%, 02/01/24	4,859	4,859,000
2.80%, 03/01/24 (Call 02/01/24)(a)	3,031	3,023,192
2.85%, 10/30/24 (Call 07/30/24)(a)	2,047	2,003,326
General Dynamics Corp., 2.38%, 11/15/24
(Call 09/15/24)(a)	4,036	3,947,494
L3Harris Technologies Inc., 3.95%, 05/28/24
(Call 02/28/24)(a)	2,303	2,289,508
RTX Corp., 3.20%, 03/15/24 (Call 01/16/24)(a)	6,015	5,993,631
		38,963,151
Agriculture — 1.4%
Altria Group Inc., 3.80%, 02/14/24
(Call 01/16/24)(a)	2,129	2,127,438
BAT Capital Corp.
2.79%, 09/06/24 (Call 08/06/24)	6,249	6,142,127
3.22%, 08/15/24 (Call 06/15/24)	12,038	11,876,772
Philip Morris International Inc.
2.88%, 05/01/24 (Call 04/01/24)	5,199	5,163,892
3.25%, 11/10/24(a)	5,004	4,927,297
5.13%, 11/15/24	6,563	6,556,691
		36,794,217
Airlines — 0.2%
Continental Airlines Pass Through Trust, Series
2012-2, Class A, 4.00%, 04/29/26(a)	1,941	1,910,192
Delta Air Lines Pass Through Trust, Series 2019-1,
Class AA, 3.20%, 10/25/25	2,280	2,263,588
United Airlines Pass Through Trust, Series 2012-1
A, Class A, 4.15%, 10/11/25(a)	2,211	2,201,941
		6,375,721
Auto Manufacturers — 4.5%
American Honda Finance Corp.
0.55%, 07/12/24(a)	6,007	5,877,378
0.75%, 08/09/24(a)	6,482	6,326,502
2.15%, 09/10/24	4,332	4,246,988
2.40%, 06/27/24(a)	3,638	3,592,631
2.90%, 02/16/24	2,761	2,758,314
Ford Motor Credit Co. LLC
3.66%, 09/08/24	4,598	4,534,936
4.06%, 11/01/24 (Call 10/01/24)(a)	8,895	8,783,865
5.58%, 03/18/24 (Call 02/18/24)	8,475	8,468,355
General Motors Financial Co. Inc.
1.05%, 03/08/24(a)	5,566	5,538,401
1.20%, 10/15/24(a)	5,420	5,261,553
3.50%, 11/07/24 (Call 09/07/24)(a)	5,387	5,302,230
3.95%, 04/13/24 (Call 02/13/24)(a)	7,074	7,042,899
PACCAR Financial Corp.
0.35%, 02/02/24	2,587	2,587,000
0.50%, 08/09/24(a)	2,428	2,367,147
0.90%, 11/08/24(a)	2,520	2,437,947
2.15%, 08/15/24(a)	2,189	2,152,120
3.15%, 06/13/24	3,185	3,159,847

Security	Par (000)	Value

Auto Manufacturers (continued)
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)(a)	$7,125	$7,074,594
2.36%, 07/02/24(a)	2,900	2,863,206
Toyota Motor Credit Corp.
0.50%, 06/18/24	4,960	4,868,058
0.63%, 09/13/24(a)	6,245	6,069,203
2.00%, 10/07/24	2,986	2,921,283
2.50%, 03/22/24(a)	6,915	6,886,695
2.90%, 04/17/24(a)	3,745	3,723,606
4.40%, 09/20/24	8,305	8,258,999
		123,103,757
Auto Parts & Equipment — 0.2%
Magna International Inc., 3.63%, 06/15/24
(Call 03/15/24)(a)	5,704	5,658,090
Banks — 26.3%
Banco Santander SA
2.71%, 06/27/24	9,390	9,287,429
3.89%, 05/24/24	9,150	9,106,835
Bank of America Corp.
4.00%, 04/01/24(a)	13,494	13,454,334
4.20%, 08/26/24(a)	18,289	18,138,338
Bank of Montreal
0.63%, 07/09/24	8,384	8,207,607
2.15%, 03/08/24(a)	7,381	7,355,617
2.50%, 06/28/24(a)	6,508	6,428,758
5.20%, 12/12/24	6,568	6,567,247
Series E, 3.30%, 02/05/24(a)	10,103	10,103,000
Series H, 4.25%, 09/14/24(a)	9,795	9,722,850
Bank of New York Mellon Corp. (The)
0.50%, 04/26/24 (Call 03/26/24)(a)	3,535	3,493,268
2.10%, 10/24/24(a)	6,121	5,977,629
3.25%, 09/11/24 (Call 08/11/24)(a)	3,152	3,111,863
3.40%, 05/15/24 (Call 04/15/24)	2,757	2,740,483
Series 12, 3.65%, 02/04/24 (Call 01/09/24)	3,850	3,850,000
Series J, 0.85%, 10/25/24 (Call 09/25/24)(a)	4,174	4,039,041
Bank of Nova Scotia (The)
0.65%, 07/31/24(a)	6,458	6,306,406
0.70%, 04/15/24	7,985	7,903,084
2.44%, 03/11/24	5,003	4,987,235
3.40%, 02/11/24(a)	6,859	6,851,425
5.25%, 12/06/24(a)	6,914	6,913,599
Barclays Bank PLC, 3.75%, 05/15/24	4,135	4,112,593
Barclays PLC, 4.38%, 09/11/24(a)	2,790	2,767,188
BNP Paribas SA, 4.25%, 10/15/24(a)	6,470	6,398,212
BPCE SA, 4.00%, 04/15/24(a)	8,817	8,787,503
Canadian Imperial Bank of Commerce
1.00%, 10/18/24(a)	4,552	4,413,601
3.10%, 04/02/24(a)	6,363	6,336,728
Citigroup Inc.
3.75%, 06/16/24(a)	4,179	4,147,705
4.00%, 08/05/24	5,231	5,180,333
Comerica Bank, 2.50%, 07/23/24(a)	3,160	3,106,925
Cooperatieve Rabobank UA/NY, 3.88%,
08/22/24(a)	6,430	6,372,987
Credit Agricole Corporate & Investment Bank SA,
0.78%, 06/28/24 (Call 03/28/24)(a)	745	731,055
Credit Suisse AG/New York NY
0.50%, 02/02/24	5,344	5,344,000
3.63%, 09/09/24(a)	17,887	17,672,326
4.75%, 08/09/24	6,400	6,368,729

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Deutsche Bank AG/London, 3.70%, 05/30/24(a)	$4,518	$4,482,195
Deutsche Bank AG/New York NY
0.90%, 05/28/24	6,441	6,339,505
3.70%, 05/30/24(a)	5,023	4,986,322
Discover Bank, 2.45%, 09/12/24 (Call 08/12/24)	5,189	5,085,401
Goldman Sachs Group Inc. (The)
3.00%, 03/15/24	13,874	13,830,474
3.63%, 02/20/24 (Call 01/20/24)(a)	9,762	9,748,686
3.85%, 07/08/24 (Call 04/08/24)(a)	13,256	13,157,349
4.00%, 03/03/24(a)	18,897	18,867,969
5.70%, 11/01/24(a)	12,869	12,911,265
HSBC Holdings PLC, 4.25%, 03/14/24(a)	12,533	12,505,425
HSBC USA Inc.
3.50%, 06/23/24(a)	4,935	4,891,506
3.75%, 05/24/24(a)	6,010	5,974,093
Huntington Bancshares Inc./OH, 2.63%, 08/06/24
(Call 07/06/24)(a)	5,475	5,386,884
ING Groep NV, 3.55%, 04/09/24(a)	6,767	6,741,025
JPMorgan Chase & Co.
3.63%, 05/13/24	11,564	11,500,613
3.88%, 02/01/24	7,830	7,830,000
3.88%, 09/10/24(a)	19,762	19,566,590
Lloyds Banking Group PLC
3.90%, 03/12/24(a)	7,202	7,188,763
4.50%, 11/04/24	6,228	6,155,353
M&T Bank Corp., 4.00%, 07/15/24
(Call 04/16/24)(a)	2,579	2,557,198
Mitsubishi UFJ Financial Group Inc.
2.80%, 07/18/24	6,664	6,581,729
3.41%, 03/07/24(a)	9,086	9,066,314
Morgan Stanley
3.70%, 10/23/24	18,632	18,414,875
Series F, 3.88%, 04/29/24(a)	18,193	18,116,786
National Australia Bank Ltd./New York, 5.13%,
11/22/24	8,545	8,544,396
National Bank of Canada, 0.75%, 08/06/24(a)	3,655	3,563,164
NatWest Group PLC, 5.13%, 05/28/24	1,690	1,684,269
PNC Bank NA
3.30%, 10/30/24 (Call 09/30/24)	3,054	3,011,762
2.50%, 08/27/24 (Call 07/27/24)(a)	3,692	3,633,775
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)(a)	4,119	4,029,334
3.90%, 04/29/24 (Call 03/29/24)	5,073	5,049,484
Royal Bank of Canada
0.65%, 07/29/24(a)	5,838	5,701,058
0.75%, 10/07/24	6,121	5,935,365
2.25%, 11/01/24	9,603	9,390,939
2.55%, 07/16/24(a)	8,156	8,051,392
3.97%, 07/26/24	9,725	9,656,905
5.66%, 10/25/24(a)	7,474	7,489,377
Santander Holdings USA Inc., 3.50%, 06/07/24
(Call 05/07/24)(a)	6,268	6,208,774
Santander UK PLC
2.88%, 06/18/24(a)	2,130	2,108,506
4.00%, 03/13/24(a)	6,630	6,617,282
Sumitomo Mitsui Banking Corp., 3.40%, 07/11/24	3,087	3,059,720
Sumitomo Mitsui Financial Group Inc.
2.45%, 09/27/24	6,048	5,931,452
2.70%, 07/16/24	12,959	12,795,937
Toronto-Dominion Bank (The)
0.55%, 03/04/24(a)	4,225	4,206,609

Security	Par (000)	Value

Banks (continued)
0.70%, 09/10/24(a)	$7,045	$6,850,771
1.25%, 12/13/24(a)	3,925	3,796,201
2.35%, 03/08/24	8,555	8,527,620
2.65%, 06/12/24(a)	8,834	8,742,630
3.25%, 03/11/24	7,265	7,246,946
4.29%, 09/13/24(a)	9,370	9,306,684
Truist Bank
2.15%, 12/06/24 (Call 11/06/24)	7,549	7,349,285
3.20%, 04/01/24 (Call 03/01/24)(a)	7,556	7,522,342
Truist Financial Corp.
2.50%, 08/01/24 (Call 07/01/24)(a)	6,500	6,401,945
2.85%, 10/26/24 (Call 09/26/24)(a)	6,126	6,007,900
U.S. Bancorp.
2.40%, 07/30/24 (Call 06/30/24)	7,679	7,564,034
3.38%, 02/05/24 (Call 01/29/24)	7,327	7,327,000
3.60%, 09/11/24 (Call 08/11/24)	6,525	6,445,651
Wells Fargo & Co., 3.30%, 09/09/24(a)	14,116	13,932,737
Westpac Banking Corp.
1.02%, 11/18/24	7,953	7,702,382
3.30%, 02/26/24(a)	6,987	6,976,535
5.35%, 10/18/24	8,337	8,347,219
		714,889,635
Beverages — 1.1%
Coca-Cola Co. (The), 1.75%, 09/06/24	5,595	5,487,106
Constellation Brands Inc.
3.60%, 05/09/24(a)	4,085	4,061,311
4.75%, 11/15/24(a)	2,991	2,972,864
Diageo Capital PLC, 2.13%, 10/24/24
(Call 09/24/24)	3,801	3,714,752
Keurig Dr Pepper Inc., 0.75%, 03/15/24
(Call 01/09/24)(a)	6,887	6,847,736
PepsiCo Inc., 3.60%, 03/01/24 (Call 01/29/24)	7,254	7,242,814
		30,326,583
Biotechnology — 0.7%
Amgen Inc., 3.63%, 05/22/24 (Call 02/22/24)(a)	8,872	8,816,212
Gilead Sciences Inc., 3.70%, 04/01/24
(Call 01/29/24)	10,343	10,308,837
		19,125,049
Building Materials — 0.5%
Johnson Controls International PLC, 3.63%,
07/02/24 (Call 04/02/24)(a)(b)	2,635	2,610,159
Martin Marietta Materials Inc., 4.25%, 07/02/24
(Call 04/02/24)	2,358	2,344,863
Owens Corning, 4.20%, 12/01/24
(Call 09/01/24)(a)	3,240	3,203,190
Trane Technologies Financing Ltd., 3.55%,
11/01/24 (Call 08/01/24)(a)	4,238	4,177,049
		12,335,261
Chemicals — 1.1%
Air Products and Chemicals Inc., 3.35%, 07/31/24
(Call 04/30/24)(a)	2,234	2,210,523
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)(a)	2,695	2,678,425
5.90%, 07/05/24	3,148	3,145,078
Linde Inc./CT, 4.80%, 12/05/24(a)	1,982	1,979,045
LyondellBasell Industries NV, 5.75%, 04/15/24
(Call 01/29/24)(a)	5,710	5,709,926
Nutrien Ltd., 5.90%, 11/07/24(a)	2,905	2,912,024
PPG Industries Inc., 2.40%, 08/15/24
(Call 07/15/24)(a)	1,637	1,608,481

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Sherwin-Williams Co. (The)
3.13%, 06/01/24 (Call 04/01/24)	$3,968	$3,934,417
4.05%, 08/08/24(a)	3,569	3,541,797
Westlake Corp., 0.88%, 08/15/24 (Call 01/09/24)(a)	2,095	2,042,427
		29,762,143
Commercial Services — 0.7%
Equifax Inc., 2.60%, 12/01/24 (Call 11/01/24)(a)	4,916	4,803,691
Global Payments Inc., 1.50%, 11/15/24
(Call 10/15/24)	3,136	3,035,564
PayPal Holdings Inc., 2.40%, 10/01/24
(Call 09/01/24)	8,086	7,924,836
Quanta Services Inc., 0.95%, 10/01/24
(Call 01/29/24)(a)	3,349	3,238,207
		19,002,298
Computers — 3.6%
Apple Inc.
1.80%, 09/11/24 (Call 08/11/24)(a)	4,977	4,877,766
2.85%, 05/11/24 (Call 03/11/24)(a)	9,932	9,855,468
3.00%, 02/09/24 (Call 01/29/24)(a)	10,278	10,272,593
3.45%, 05/06/24(a)	15,056	14,978,729
Dell International LLC/EMC Corp., 4.00%, 07/15/24
(Call 06/15/24)(a)	6,697	6,644,193
Genpact Luxembourg Sarl, 3.38%, 12/01/24
(Call 11/01/24)	2,877	2,810,738
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)(a)	5,902	5,859,302
5.90%, 10/01/24(a)	10,075	10,087,637
International Business Machines Corp.
3.00%, 05/15/24	19,033	18,894,965
3.63%, 02/12/24(a)	11,335	11,328,373
NetApp Inc., 3.30%, 09/29/24 (Call 07/29/24)	2,573	2,533,070
		98,142,834
Cosmetics & Personal Care — 0.8%
Colgate-Palmolive Co., 3.25%, 03/15/24	2,902	2,894,308
Estee Lauder Companies Inc. (The), 2.00%,
12/01/24 (Call 11/01/24)(a)	3,320	3,235,432
Haleon U.S. Capital LLC, 3.02%, 03/24/24
(Call 01/16/24)	4,628	4,609,594
Unilever Capital Corp.
0.63%, 08/12/24 (Call 01/16/24)(a)	3,047	2,972,186
2.60%, 05/05/24 (Call 03/05/24)(a)	5,654	5,609,219
3.25%, 03/07/24 (Call 02/07/24)	2,949	2,941,308
		22,262,047
Diversified Financial Services — 6.1%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
1.65%, 10/29/24 (Call 09/29/24)	17,545	17,039,188
2.88%, 08/14/24 (Call 07/14/24)(a)	5,009	4,931,716
3.15%, 02/15/24 (Call 01/15/24)	5,486	5,480,445
Series 3NC1, 1.75%, 10/29/24 (Call 01/29/24)	5,844	5,673,104
Affiliated Managers Group Inc., 4.25%, 02/15/24(a)	2,184	2,181,990
Air Lease Corp.
0.70%, 02/15/24 (Call 01/29/24)(a)	4,352	4,341,744
0.80%, 08/18/24 (Call 07/18/24)(a)	4,420	4,301,414
4.25%, 02/01/24 (Call 01/29/24)(a)	4,006	4,006,000
4.25%, 09/15/24 (Call 06/15/24)(a)	3,427	3,392,684
Aircastle Ltd., 4.13%, 05/01/24 (Call 02/01/24)(a)	3,242	3,221,512
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)	5,246	5,214,009
5.13%, 09/30/24(a)	4,687	4,666,567

Security	Par (000)	Value

Diversified Financial Services (continued)
American Express Co.
2.50%, 07/30/24 (Call 06/29/24)(a)	$9,645	$9,506,883
3.00%, 10/30/24 (Call 09/29/24)(a)	10,410	10,238,044
3.38%, 05/03/24	11,684	11,616,411
3.63%, 12/05/24 (Call 11/04/24)	3,884	3,832,109
Ameriprise Financial Inc., 3.70%, 10/15/24(a)	4,362	4,308,330
Capital One Financial Corp.
3.30%, 10/30/24 (Call 09/30/24)(a)	9,370	9,220,307
3.75%, 04/24/24 (Call 03/24/24)(a)	5,377	5,350,655
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)(a)	8,862	8,808,525
3.55%, 02/01/24 (Call 01/09/24)	3,386	3,386,000
3.75%, 04/01/24 (Call 03/02/24)(a)	2,505	2,496,444
Citigroup Global Markets Holdings Inc./U.S, 0.75%,
06/07/24 (Call 03/07/24)(a)	2,883	2,831,193
Discover Financial Services, 3.95%, 11/06/24
(Call 08/06/24)(a)	3,422	3,375,049
Mastercard Inc., 3.38%, 04/01/24	6,051	6,029,406
ORIX Corp., 3.25%, 12/04/24(a)	4,367	4,287,508
Radian Group Inc., 4.50%, 10/01/24
(Call 07/01/24)(a)	2,730	2,694,067
Stifel Financial Corp., 4.25%, 07/18/24(a)	3,208	3,179,336
Synchrony Financial
4.25%, 08/15/24 (Call 05/15/24)	7,025	6,960,891
4.38%, 03/19/24 (Call 02/19/24)	3,770	3,761,190
		166,332,721
Electric — 6.5%
Ameren Corp., 2.50%, 09/15/24 (Call 08/15/24)	2,961	2,901,859
American Electric Power Co. Inc., 2.03%,
03/15/24(a)	5,487	5,459,507
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)(a)	3,928	3,846,762
Black Hills Corp., 1.04%, 08/23/24
(Call 01/16/24)(a)	3,795	3,696,591
CenterPoint Energy Inc., 2.50%, 09/01/24
(Call 08/01/24)	3,652	3,582,714
Cleveland Electric Illuminating Co. (The), 5.50%,
08/15/24(a)	2,215	2,212,369
Dominion Energy Inc., 3.07%, 08/15/24(b)	5,452	5,372,126
DTE Electric Co., 3.65%, 03/15/24
(Call 01/29/24)(a)	769	767,078
DTE Energy Co.
4.22%, 11/01/24(b)	8,318	8,234,377
Series C, 2.53%, 10/01/24(b)	4,547	4,453,587
Duke Energy Corp., 3.75%, 04/15/24
(Call 01/29/24)(a)	6,371	6,346,042
Edison International, 3.55%, 11/15/24
(Call 10/15/24)	3,571	3,515,822
Emera U.S. Finance LP, 0.83%, 06/15/24(a)	2,133	2,089,863
Enel Generacion Chile SA, 4.25%, 04/15/24
(Call 01/29/24)(a)	1,514	1,505,918
Entergy Arkansas LLC, 3.70%, 06/01/24
(Call 03/01/24)	2,525	2,505,908
Entergy Louisiana LLC
0.95%, 10/01/24 (Call 01/09/24)(a)	6,293	6,114,877
5.40%, 11/01/24(a)	2,480	2,483,555
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)(a)	5,207	5,107,307
Eversource Energy
4.20%, 06/27/24(a)	5,980	5,943,971
Series L, 2.90%, 10/01/24 (Call 08/01/24)(a)	3,544	3,481,406
Florida Power & Light Co., 3.25%, 06/01/24
(Call 01/29/24)	2,936	2,912,350

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Georgia Power Co., Series A, 2.20%, 09/15/24
(Call 08/15/24)(a)	$2,760	$2,704,095
Interstate Power & Light Co., 3.25%, 12/01/24
(Call 09/01/24)(a)	3,657	3,593,884
IPALCO Enterprises Inc., 3.70%, 09/01/24
(Call 07/01/24)	2,631	2,591,911
ITC Holdings Corp., 3.65%, 06/15/24
(Call 03/15/24)(a)	3,108	3,081,878
MidAmerican Energy Co., 3.50%, 10/15/24
(Call 07/15/24)(a)	3,845	3,795,907
National Rural Utilities Cooperative Finance Corp.
0.35%, 02/08/24	1,563	1,561,636
2.95%, 02/07/24 (Call 01/29/24)	3,199	3,199,000
Series D, 1.00%, 10/18/24	3,171	3,075,443
NextEra Energy Capital Holdings Inc.
2.94%, 03/21/24 (Call 01/29/24)(a)	6,337	6,316,340
4.20%, 06/20/24	5,172	5,142,527
4.26%, 09/01/24	9,784	9,710,741
Oncor Electric Delivery Co. LLC, 2.75%, 06/01/24
(Call 05/01/24)(a)	3,356	3,320,445
Pacific Gas and Electric Co.
3.40%, 08/15/24 (Call 05/15/24)(a)	3,769	3,718,413
3.75%, 02/15/24 (Call 01/09/24)	2,610	2,606,055
PacifiCorp, 3.60%, 04/01/24 (Call 01/29/24)(a)	2,639	2,629,648
Potomac Electric Power Co., 3.60%, 03/15/24
(Call 01/29/24)	2,125	2,118,274
Public Service Enterprise Group Inc., 2.88%,
06/15/24 (Call 05/15/24)(a)	4,890	4,835,137
Southern California Edison Co.
1.10%, 04/01/24 (Call 01/29/24)(a)	4,454	4,419,174
Series K, 0.98%, 08/01/24(a)	2,930	2,859,878
Southern Co. (The)
4.48%, 08/01/24(b)	5,522	5,481,384
Series 21-A, 0.60%, 02/26/24 (Call 01/26/24)	3,990	3,976,265
Southwestern Public Service Co., 3.30%, 06/15/24
(Call 01/29/24)(a)	2,050	2,031,310
Tampa Electric Co., 3.88%, 07/12/24(a)	2,000	1,984,444
Union Electric Co., 3.50%, 04/15/24
(Call 01/29/24)(a)	2,462	2,451,006
Virginia Electric & Power Co., 3.45%, 02/15/24
(Call 01/19/24)	1,007	1,006,124
WEC Energy Group Inc., 0.80%, 03/15/24
(Call 02/15/24)(a)	3,335	3,314,928
Wisconsin Electric Power Co., 2.05%, 12/15/24
(Call 11/15/24)(a)	2,449	2,383,916
		176,443,752
Electronics — 1.1%
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24
(Call 08/01/24)(a)	3,178	3,124,553
Amphenol Corp., 3.20%, 04/01/24
(Call 02/01/24)(a)	2,795	2,783,336
Arrow Electronics Inc., 3.25%, 09/08/24
(Call 07/08/24)	3,647	3,590,395
Honeywell International Inc.
2.30%, 08/15/24 (Call 07/15/24)	4,300	4,232,532
4.85%, 11/01/24(a)	2,915	2,909,426
Keysight Technologies Inc., 4.55%, 10/30/24
(Call 07/30/24)	3,367	3,337,859
TD SYNNEX Corp., 1.25%, 08/09/24
(Call 01/09/24)(a)	4,535	4,429,509
Trimble Inc., 4.75%, 12/01/24 (Call 09/01/24)(a)	3,183	3,158,850

Security	Par (000)	Value

Electronics (continued)
Tyco Electronics Group SA, 3.45%, 08/01/24
(Call 05/01/24)(a)	$2,336	$2,309,826
		29,876,286
Environmental Control — 0.2%
Republic Services Inc., 2.50%, 08/15/24
(Call 07/15/24)(a)	6,079	5,982,640

Food — 1.3%
Conagra Brands Inc., 4.30%, 05/01/24
(Call 04/01/24)	6,598	6,572,006
General Mills Inc., 3.65%, 02/15/24
(Call 01/16/24)(a)	3,064	3,061,743
Hershey Co. (The), 2.05%, 11/15/24
(Call 10/15/24)	1,853	1,808,672
Hormel Foods Corp., 0.65%, 06/03/24
(Call 01/16/24)	6,250	6,150,097
Kroger Co. (The), 4.00%, 02/01/24 (Call 01/29/24)	3,105	3,105,000
McCormick & Co. Inc./MD, 3.15%, 08/15/24
(Call 06/15/24)	4,499	4,439,281
Mondelez International Inc., 2.13%, 03/17/24	3,095	3,080,324
Tyson Foods Inc., 3.95%, 08/15/24 (Call 05/15/24)	7,365	7,298,140
		35,515,263
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA, 4.50%,
08/01/24 (Call 05/01/24)(a)	2,554	2,527,719

Gas — 0.3%
ONE Gas Inc.
1.10%, 03/11/24 (Call 01/16/24)(a)	2,833	2,818,916
3.61%, 02/01/24 (Call 01/29/24)	1,635	1,635,000
Southern California Gas Co., 3.15%, 09/15/24
(Call 06/15/24)(a)	3,174	3,131,867
		7,585,783
Health Care - Products — 2.0%
Baxter International Inc., 1.32%, 11/29/24	9,378	9,063,541
Boston Scientific Corp., 3.45%, 03/01/24
(Call 02/01/24)	3,894	3,886,466
DH Europe Finance II Sarl, 2.20%, 11/15/24
(Call 10/15/24)(a)	5,206	5,083,298
GE HealthCare Technologies Inc., 5.55%,
11/15/24	6,630	6,632,828
Revvity Inc., 0.85%, 09/15/24 (Call 01/09/24)(a)	4,665	4,527,157
Stryker Corp., 3.38%, 05/15/24 (Call 02/15/24)(a)	4,051	4,025,018
Thermo Fisher Scientific Inc., 1.22%, 10/18/24
(Call 01/09/24)(a)	15,804	15,362,582
Zimmer Biomet Holdings Inc., 1.45%, 11/22/24
(Call 01/09/24)	6,037	5,846,310
		54,427,200
Health Care - Services — 2.3%
Aetna Inc., 3.50%, 11/15/24 (Call 08/15/24)(a)	5,545	5,465,211
CommonSpirit Health, 2.76%, 10/01/24
(Call 07/01/24)	1,918	1,879,512
Elevance Health Inc.
3.35%, 12/01/24 (Call 10/01/24)(a)	5,595	5,504,599
3.50%, 08/15/24 (Call 05/15/24)(a)	5,317	5,257,986
HCA Inc., 5.00%, 03/15/24	12,789	12,776,819
Humana Inc., 3.85%, 10/01/24 (Call 07/01/24)(a)	4,446	4,394,592
Laboratory Corp. of America Holdings
2.30%, 12/01/24 (Call 11/01/24)(a)	3,053	2,975,567
3.25%, 09/01/24 (Call 07/01/24)(a)	3,469	3,417,357

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Quest Diagnostics Inc., 4.25%, 04/01/24
(Call 01/29/24)(a)	$1,773	$1,765,869
UnitedHealth Group Inc.
0.55%, 05/15/24 (Call 01/09/24)	5,800	5,720,695
2.38%, 08/15/24(a)	5,090	5,009,371
3.50%, 02/15/24(a)	4,385	4,381,530
5.00%, 10/15/24(a)	4,802	4,793,067
		63,342,175
Holding Companies - Diversified — 1.1%
Ares Capital Corp., 4.20%, 06/10/24
(Call 05/10/24)(a)	6,186	6,145,104
Blackstone Private Credit Fund
1.75%, 09/15/24(a)	2,793	2,721,369
2.35%, 11/22/24(a)	3,498	3,398,129
Blue Owl Capital Corp., 5.25%, 04/15/24
(Call 03/15/24)(a)	2,785	2,777,833
FS KKR Capital Corp.
1.65%, 10/12/24(a)	3,583	3,475,099
4.63%, 07/15/24 (Call 06/15/24)(a)	2,532	2,513,258
Golub Capital BDC Inc., 3.38%, 04/15/24
(Call 03/15/24)(a)	2,993	2,973,968
Main Street Capital Corp., 5.20%, 05/01/24(a)	2,680	2,670,279
Sixth Street Specialty Lending Inc., 3.88%,
11/01/24 (Call 10/01/24)(a)	2,697	2,649,173
		29,324,212
Home Builders — 0.3%
DR Horton Inc., 2.50%, 10/15/24 (Call 09/15/24)	4,101	4,015,483
Lennar Corp., 4.50%, 04/30/24 (Call 01/31/24)(a)	3,897	3,890,053
		7,905,536
Home Furnishings — 0.1%
Leggett & Platt Inc., 3.80%, 11/15/24
(Call 08/15/24)(a)	1,766	1,734,091
Whirlpool Corp., 4.00%, 03/01/24(a)	1,660	1,657,680
		3,391,771
Household Products & Wares — 0.1%
Avery Dennison Corp., 0.85%, 08/15/24
(Call 01/09/24)(a)	1,927	1,876,981

Insurance — 1.5%
American International Group Inc., 4.13%,
02/15/24(a)	3,054	3,051,903
Aon Global Ltd., 3.50%, 06/14/24 (Call 03/01/24)	3,675	3,645,035
Brown & Brown Inc., 4.20%, 09/15/24
(Call 06/15/24)(a)	3,655	3,618,048
Chubb INA Holdings Inc., 3.35%, 05/15/24(a)	3,915	3,888,364
CNA Financial Corp., 3.95%, 05/15/24
(Call 02/15/24)	3,184	3,166,696
First American Financial Corp., 4.60%, 11/15/24	1,937	1,917,263
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	3,584	3,555,820
3.88%, 03/15/24 (Call 02/15/24)(a)	6,036	6,020,540
MetLife Inc., 3.60%, 04/10/24(a)	6,053	6,029,094
Old Republic International Corp., 4.88%, 10/01/24
(Call 09/01/24)(a)	2,940	2,920,795
Willis North America Inc., 3.60%, 05/15/24
(Call 03/15/24)(a)	4,117	4,089,008
		41,902,566
Internet — 3.1%
Alibaba Group Holding Ltd., 3.60%, 11/28/24
(Call 08/28/24)(a)	14,029	13,813,142

Security	Par (000)	Value

Internet (continued)
Alphabet Inc., 3.38%, 02/25/24	$4,705	$4,698,258
Amazon.com Inc.
0.45%, 05/12/24(a)	14,307	14,111,334
2.73%, 04/13/24(a)	8,600	8,549,944
2.80%, 08/22/24 (Call 06/22/24)	13,250	13,071,218
3.80%, 12/05/24 (Call 09/05/24)(a)	8,205	8,121,168
4.70%, 11/29/24	7,186	7,170,292
Baidu Inc., 4.38%, 05/14/24 (Call 04/14/24)	3,445	3,433,008
eBay Inc., 3.45%, 08/01/24 (Call 05/01/24)(a)	4,392	4,346,024
Netflix Inc., 5.75%, 03/01/24(a)	2,320	2,319,798
Weibo Corp., 3.50%, 07/05/24 (Call 06/05/24)	4,803	4,758,505
		84,392,691
Iron & Steel — 0.1%
Steel Dynamics Inc., 2.80%, 12/15/24
(Call 11/15/24)(a)	3,085	3,015,783

Leisure Time — 0.1%
Brunswick Corp., 0.85%, 08/18/24
(Call 01/16/24)(a)	2,788	2,715,868

Lodging — 0.4%
Hyatt Hotels Corp., 1.80%, 10/01/24
(Call 01/16/24)(a)	5,301	5,161,974
Marriott International Inc./MD, 3.60%, 04/15/24
(Call 03/15/24)(a)	4,315	4,299,212
		9,461,186
Machinery — 2.1%
Caterpillar Financial Services Corp.
0.45%, 05/17/24	6,467	6,373,027
0.60%, 09/13/24(a)	4,465	4,341,494
2.15%, 11/08/24(a)	6,689	6,541,664
2.85%, 05/17/24	2,944	2,921,524
3.25%, 12/01/24(a)	4,167	4,104,533
3.30%, 06/09/24(a)	1,924	1,909,022
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)(a)	5,801	5,765,338
John Deere Capital Corp.
0.45%, 06/07/24	3,855	3,787,996
0.63%, 09/10/24(a)	3,245	3,156,115
2.60%, 03/07/24	3,480	3,470,701
2.65%, 06/24/24	3,450	3,411,765
3.35%, 06/12/24(a)	2,885	2,861,400
4.55%, 10/11/24(a)	3,575	3,562,309
Westinghouse Air Brake Technologies Corp.,
4.15%, 03/15/24 (Call 02/15/24)(a)	4,608	4,598,609
		56,805,497
Manufacturing — 1.3%
3M Co., 3.25%, 02/14/24 (Call 01/29/24)(a)	5,238	5,233,547
Carlisle Companies Inc., 3.50%, 12/01/24
(Call 10/01/24)(a)	3,308	3,250,025
Illinois Tool Works Inc., 3.50%, 03/01/24
(Call 01/29/24)(a)	4,421	4,413,598
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)(a)	3,782	3,742,393
3.30%, 11/21/24 (Call 08/21/24)(a)	3,771	3,707,373
3.65%, 06/15/24(a)	8,994	8,927,081
Teledyne Technologies Inc., 0.95%, 04/01/24
(Call 01/09/24)	3,635	3,604,856
Textron Inc., 4.30%, 03/01/24 (Call 01/29/24)(a)	2,486	2,481,448
		35,360,321

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media — 1.1%
Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.50%,
02/01/24 (Call 01/16/24)	$6,486	$6,486,000
Comcast Corp., 3.70%, 04/15/24 (Call 03/15/24)(a)	7,044	7,017,298
Discovery Communications LLC, 3.90%, 11/15/24
(Call 08/15/24)	3,120	3,076,104
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	8,971	8,791,177
3.70%, 09/15/24 (Call 06/15/24)	3,436	3,402,369
		28,772,948
Metal Fabricate & Hardware — 0.1%
Timken Co. (The), 3.88%, 09/01/24
(Call 06/01/24)(a)	1,482	1,462,172
Mining — 0.2%
Freeport-McMoRan Inc., 4.55%, 11/14/24
(Call 08/14/24)	4,776	4,733,348
Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24
(Call 06/01/24)	4,434	4,419,016
Oil & Gas — 2.4%
Canadian Natural Resources Ltd., 3.80%, 04/15/24
(Call 01/29/24)(a)	3,129	3,115,061
Chevron Corp., 2.90%, 03/03/24 (Call 01/29/24)(a)	5,658	5,644,742
Chevron USA Inc., 3.90%, 11/15/24
(Call 08/15/24)	4,665	4,624,848
ConocoPhillips Co., 2.13%, 03/08/24
(Call 01/09/24)	415	413,525
Continental Resources Inc./OK, 3.80%, 06/01/24
(Call 03/01/24)(a)	5,795	5,753,515
Devon Energy Corp., 5.25%, 09/15/24
(Call 06/15/24)	3,647	3,635,764
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)(a)	6,281	6,173,354
3.18%, 03/15/24 (Call 01/09/24)(a)	5,798	5,782,663
Hess Corp., 3.50%, 07/15/24 (Call 04/15/24)(a)	2,141	2,119,385
Marathon Petroleum Corp., 3.63%, 09/15/24
(Call 06/15/24)	4,965	4,903,695
Occidental Petroleum Corp., 2.90%, 08/15/24
(Call 06/15/24)	4,830	4,759,257
Phillips 66, 0.90%, 02/15/24 (Call 01/16/24)(a)	4,642	4,633,962
Shell International Finance BV, 2.00%, 11/07/24
(Call 10/07/24)(a)	7,790	7,612,838
TotalEnergies Capital International SA, 3.75%,
04/10/24(a)	7,242	7,217,117
		66,389,726
Packaging & Containers — 0.2%
Packaging Corp. of America, 3.65%, 09/15/24
(Call 06/15/24)(a)	2,354	2,324,286
WRKCo Inc., 3.00%, 09/15/24 (Call 07/15/24)(a)	3,663	3,597,184
		5,921,470
Pharmaceuticals — 5.1%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	24,317	23,808,333
3.85%, 06/15/24 (Call 03/15/24)(a)	5,396	5,361,443
Astrazeneca Finance LLC, 0.70%, 05/28/24
(Call 01/09/24)	9,973	9,823,422

Security	Par (000)	Value

Pharmaceuticals (continued)
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)(a)	$6,423	$6,370,729
3.73%, 12/15/24 (Call 09/15/24)(a)	5,419	5,347,751
Bristol-Myers Squibb Co.
2.90%, 07/26/24 (Call 06/26/24)(a)	16,142	15,956,600
3.63%, 05/15/24 (Call 02/15/24)	1,520	1,511,808
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)(a)	4,499	4,452,627
3.50%, 11/15/24 (Call 08/15/24)(a)	3,097	3,050,919
Cencora Inc., 3.40%, 05/15/24 (Call 02/15/24)(a)	2,721	2,701,968
Cigna Group (The)
0.61%, 03/15/24 (Call 01/09/24)	2,779	2,763,391
3.50%, 06/15/24 (Call 03/17/24)	4,779	4,741,360
CVS Health Corp.
2.63%, 08/15/24 (Call 07/15/24)(a)	6,727	6,620,273
3.38%, 08/12/24 (Call 05/12/24)(a)	4,266	4,217,232
GlaxoSmithKline Capital PLC, 3.00%, 06/01/24
(Call 05/01/24)(a)	5,657	5,610,250
McKesson Corp., 3.80%, 03/15/24
(Call 01/29/24)(a)	4,416	4,406,809
Merck & Co. Inc., 2.90%, 03/07/24 (Call 02/07/24)	4,272	4,261,584
Novartis Capital Corp., 3.40%, 05/06/24(a)	12,952	12,881,840
Pfizer Inc.
2.95%, 03/15/24 (Call 02/15/24)(a)	4,148	4,134,989
3.40%, 05/15/24	5,664	5,629,714
Wyeth LLC, 6.45%, 02/01/24	3,823	3,823,000
		137,476,042
Pipelines — 3.2%
Boardwalk Pipelines LP, 4.95%, 12/15/24
(Call 09/15/24)(a)	3,982	3,957,338
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)(a)	2,368	2,333,173
Series A, 2.50%, 11/15/24 (Call 10/15/24)	3,831	3,743,678
Enbridge Inc.
2.15%, 02/16/24	1,926	1,923,152
3.50%, 06/10/24 (Call 03/10/24)(a)	3,287	3,260,718
Energy Transfer LP
3.90%, 05/15/24 (Call 02/15/24)	3,332	3,313,871
4.25%, 04/01/24 (Call 01/29/24)(a)	2,905	2,896,800
4.50%, 04/15/24 (Call 03/15/24)	4,284	4,272,261
4.90%, 02/01/24 (Call 01/29/24)	1,947	1,947,000
Enterprise Products Operating LLC, 3.90%,
02/15/24 (Call 01/29/24)	4,917	4,912,968
Kinder Morgan Energy Partners LP
4.15%, 02/01/24	3,606	3,606,000
4.25%, 09/01/24 (Call 06/01/24)(a)	4,047	4,015,045
4.30%, 05/01/24 (Call 02/01/24)	3,891	3,876,737
MPLX LP, 4.88%, 12/01/24 (Call 09/01/24)	7,292	7,262,473
ONEOK Inc., 2.75%, 09/01/24 (Call 08/01/24)	3,293	3,236,987
Plains All American Pipeline LP/PAA Finance
Corp., 3.60%, 11/01/24 (Call 08/01/24)(a)	5,074	4,993,151
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24
(Call 02/15/24)(a)	2,025	2,023,125
Spectra Energy Partners LP, 4.75%, 03/15/24
(Call 01/29/24)	5,863	5,856,437
TransCanada PipeLines Ltd., 1.00%, 10/12/24
(Call 09/12/24)	7,669	7,434,286

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Williams Cos. Inc. (The)
4.30%, 03/04/24 (Call 01/29/24)	$5,944	$5,936,595
4.55%, 06/24/24 (Call 03/24/24)	7,310	7,276,218
		88,078,013
Real Estate Investment Trusts — 3.1%
American Tower Corp.
3.38%, 05/15/24 (Call 04/15/24)	3,882	3,854,562
5.00%, 02/15/24	5,857	5,854,850
AvalonBay Communities Inc., 3.50%, 11/15/24
(Call 08/15/24)(a)	2,166	2,133,688
Boston Properties LP, 3.80%, 02/01/24
(Call 01/29/24)(a)	4,055	4,055,000
Brixmor Operating Partnership LP, 3.65%, 06/15/24
(Call 04/15/24)(a)	1,741	1,726,491
Crown Castle Inc., 3.20%, 09/01/24
(Call 07/01/24)	5,319	5,242,960
Equinix Inc., 2.63%, 11/18/24 (Call 10/18/24)	6,959	6,798,986
Essex Portfolio LP, 3.88%, 05/01/24
(Call 02/01/24)	2,496	2,483,398
GLP Capital LP/GLP Financing II Inc., 3.35%,
09/01/24 (Call 06/03/24)(a)	3,088	3,045,322
Host Hotels & Resorts LP, 3.88%, 04/01/24
(Call 02/01/24)	2,489	2,480,548
Kilroy Realty LP, 3.45%, 12/15/24
(Call 09/15/24)(a)	2,781	2,727,446
Kimco Realty OP LLC, 2.70%, 03/01/24
(Call 01/16/24)(a)	2,311	2,304,732
Mid-America Apartments LP, 3.75%, 06/15/24
(Call 03/13/24)(a)	2,402	2,382,384
NNN REIT Inc., 3.90%, 06/15/24 (Call 03/15/24)	2,405	2,386,349
Omega Healthcare Investors Inc., 4.95%, 04/01/24
(Call 01/29/24)(a)	2,230	2,224,171
Realty Income Corp.
3.88%, 07/15/24 (Call 04/15/24)(a)	2,243	2,224,479
4.60%, 02/06/24 (Call 01/16/24)(a)	2,947	2,947,000
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)	5,835	5,715,735
3.38%, 10/01/24 (Call 07/01/24)(a)	6,117	6,029,312
3.75%, 02/01/24 (Call 01/29/24)	3,397	3,397,000
Ventas Realty LP
3.50%, 04/15/24 (Call 03/15/24)(a)	2,787	2,773,427
3.75%, 05/01/24 (Call 02/01/24)(a)	2,418	2,404,341
Welltower OP LLC, 3.63%, 03/15/24
(Call 02/15/24)(a)	6,361	6,342,737
WP Carey Inc., 4.60%, 04/01/24 (Call 01/29/24)(a)	2,936	2,925,243
		84,460,161
Retail — 2.0%
AutoNation Inc., 3.50%, 11/15/24 (Call 09/15/24)(a)	3,180	3,119,065
AutoZone Inc., 3.13%, 04/18/24 (Call 03/18/24)(a)	2,714	2,698,681
Costco Wholesale Corp., 2.75%, 05/18/24
(Call 03/18/24)(a)	5,736	5,688,102
Dollar General Corp., 4.25%, 09/20/24(a)	5,392	5,341,171
Home Depot Inc. (The), 3.75%, 02/15/24
(Call 01/29/24)(a)	6,687	6,682,539
Lowe's Companies Inc., 3.13%, 09/15/24
(Call 06/15/24)(a)	3,850	3,794,196
McDonald's Corp., 3.25%, 06/10/24(a)	3,425	3,395,930
Target Corp., 3.50%, 07/01/24(a)	5,656	5,610,998
Walmart Inc.
2.65%, 12/15/24 (Call 10/15/24)(a)	3,660	3,588,000

Security	Par (000)	Value

Retail (continued)
2.85%, 07/08/24 (Call 06/08/24)(a)	$5,760	$5,700,024
3.30%, 04/22/24 (Call 01/29/24)(a)	8,752	8,714,885
		54,333,591
Semiconductors — 2.2%
Broadcom Inc., 3.63%, 10/15/24 (Call 09/15/24)(a)	4,172	4,117,449
Intel Corp.
2.70%, 06/17/24 (Call 04/17/24)(a)	400	395,615
2.88%, 05/11/24 (Call 03/11/24)(a)	7,482	7,426,117
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)	5,232	5,203,285
Microchip Technology Inc.
0.97%, 02/15/24	8,140	8,125,058
0.98%, 09/01/24	6,284	6,113,494
NVIDIA Corp., 0.58%, 06/14/24 (Call 01/09/24)	7,250	7,125,189
NXP BV/NXP Funding LLC, 4.88%, 03/01/24
(Call 02/01/24)	7,008	7,001,558
QUALCOMM Inc., 2.90%, 05/20/24
(Call 03/20/24)(a)	5,172	5,131,600
Texas Instruments Inc.
2.63%, 05/15/24 (Call 03/15/24)(a)	1,585	1,571,427
4.70%, 11/18/24(a)	2,361	2,350,993
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	5,059	5,012,816
		59,574,601
Software — 2.7%
Cadence Design Systems Inc., 4.38%, 10/15/24
(Call 07/15/24)(a)	2,335	2,316,166
Fidelity National Information Services Inc., 0.60%,
03/01/24	5,392	5,369,351
Fiserv Inc., 2.75%, 07/01/24 (Call 06/01/24)(a)	12,806	12,652,981
Microsoft Corp., 2.88%, 02/06/24 (Call 01/29/24)	7,702	7,702,000
Oracle Corp.
2.95%, 11/15/24 (Call 09/15/24)	12,893	12,641,181
3.40%, 07/08/24 (Call 04/08/24)	13,038	12,911,360
Roper Technologies Inc., 2.35%, 09/15/24
(Call 08/15/24)(a)	3,891	3,812,911
Salesforce Inc., 0.63%, 07/15/24 (Call 01/09/24)(a)	5,759	5,638,582
Take-Two Interactive Software Inc., 3.30%,
03/28/24(a)	2,011	2,003,170
VMware LLC, 1.00%, 08/15/24 (Call 01/09/24)	8,202	7,999,995
		73,047,697
Telecommunications — 1.9%
AT&T Inc., 0.90%, 03/25/24 (Call 01/09/24)(a)	14,142	14,045,345
Bell Telephone Co. of Canada or Bell Canada,
Series US-3, 0.75%, 03/17/24(a)	3,340	3,319,489
Cisco Systems Inc., 3.63%, 03/04/24(a)	5,878	5,867,639
Motorola Solutions Inc., 4.00%, 09/01/24(a)	1,082	1,072,138
Sprint LLC, 7.13%, 06/15/24(a)	15,359	15,427,940
Verizon Communications Inc.
0.75%, 03/22/24	5,565	5,527,572
3.50%, 11/01/24 (Call 08/01/24)(a)	7,485	7,366,269
		52,626,392
Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.00%, 11/19/24 (Call 10/19/24)(a)	3,745	3,667,631
Transportation — 1.6%
Burlington Northern Santa Fe LLC
3.40%, 09/01/24 (Call 06/01/24)	4,422	4,367,400
3.75%, 04/01/24 (Call 01/09/24)(a)	3,206	3,195,554
Canadian National Railway Co., 2.95%, 11/21/24
(Call 08/21/24)	2,364	2,319,560

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Canadian Pacific Railway Co., 1.35%, 12/02/24
(Call 01/29/24)	$9,364	$9,058,744
CSX Corp., 3.40%, 08/01/24 (Call 05/01/24)(a)	3,924	3,883,536
Ryder System Inc.
2.50%, 09/01/24 (Call 08/01/24)(a)	3,349	3,288,539
3.65%, 03/18/24 (Call 02/18/24)	3,897	3,886,926
Union Pacific Corp.
3.15%, 03/01/24 (Call 02/01/24)(a)	2,942	2,936,608
3.65%, 02/15/24 (Call 01/29/24)(a)	2,721	2,718,878
3.75%, 03/15/24 (Call 01/29/24)(a)	2,371	2,365,438
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)(a)	2,683	2,635,452
2.80%, 11/15/24 (Call 09/15/24)(a)	3,469	3,408,303
		44,064,938
Trucking & Leasing — 0.1%
GATX Corp., 4.35%, 02/15/24 (Call 01/29/24)(a)	2,116	2,113,776
Water — 0.1%
American Water Capital Corp., 3.85%, 03/01/24
(Call 01/29/24)(a)	2,357	2,353,548
Total Long-Term Investments — 99.3%
(Cost: $2,718,174,228)		2,698,518,474

Security	Shares	Value

Short-Term Securities

Money Market Funds — 6.8%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.51%(c)(d)(e)	171,278,420	$171,381,187
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.32%(c)(d)	14,830,000	14,830,000

Total Short-Term Securities — 6.8%
(Cost: $186,112,193)		186,211,187

Total Investments — 106.1%
(Cost: $2,904,286,421)		2,884,729,661

Liabilities in Excess of Other Assets — (6.1)%		(165,885,182)

Net Assets — 100.0%		$2,718,844,479

(a)	All or a portion of this security is on loan.

(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$263,254,610	$—		$(91,915,488	)(a)	$18,024	$24,041	$171,381,187	171,278,420	$209,718	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,490,000	12,340,000	(a)	—		—	—	14,830,000	14,830,000	211,829		—
						$18,024	$24,041	$186,211,187		$421,547		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF
January 31, 2024

Fair Value Hierarchy as of Period End (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,698,518,474	$—	$2,698,518,474
Short-Term Securities
Money Market Funds	186,211,187	—	—	186,211,187
	$186,211,187	$2,698,518,474	$—	$2,884,729,661

Portfolio Abbreviation

REIT	Real Estate Investment Trust